AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Principal Amount	Value
Corporate Bonds and Notes - 41.4%
Basic Materials - 1.0%
Air Products and Chemicals, Inc.
4.800%, 03/03/33	$780,000	$784,847
Steel Dynamics, Inc.
5.375%, 08/15/34	460,000	466,289

Total Basic Materials		1,251,136
Communications - 2.8%
AT&T, Inc.
1.650%, 02/01/28	331,000	298,865
4.300%, 02/15/30	700,000	684,581
Comcast Corp.
4.650%, 02/15/33[1]	915,000	903,668
Verizon Communications, Inc.
3.875%, 02/08/29	1,553,000	1,503,387

Total Communications		3,390,501
Consumer, Cyclical - 3.0%
Hasbro, Inc.
3.900%, 11/19/29[1]	980,000	924,730
Hyatt Hotels Corp.
5.250%, 06/30/29	610,000	616,106
Mattel, Inc.
3.750%, 04/01/29[2]	975,000	915,815
PulteGroup, Inc.
6.375%, 05/15/33	573,000	618,412
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	585,000	596,700

Total Consumer, Cyclical		3,671,763
Consumer, Non-cyclical - 8.7%
Ashtead Capital, Inc.
1.500%, 08/12/26[2]	1,786,000	1,655,280
Campbell Soup Co.
2.375%, 04/24/30	1,578,000	1,393,032
CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,623,565
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,381,086
HCA, Inc.
4.125%, 06/15/29	950,000	916,476
Kraft Heinz Foods Co.
3.875%, 05/15/27	1,168,000	1,145,379
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	857,125
Sysco Corp.
2.400%, 02/15/30	1,759,000	1,557,806

Total Consumer, Non-cyclical		10,529,749
	Principal Amount	Value
Financials - 18.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.450%, 04/15/27	$1,098,000	$1,136,613
Air Lease Corp., MTN
5.200%, 07/15/31	315,000	314,820
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[2]	1,025,000	1,031,437
American Homes 4 Rent LP
3.625%, 04/15/32	685,000	614,267
American Tower Corp.
3.600%, 01/15/28	1,680,000	1,612,178
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,300,000	1,121,236
Series X, (6.250% to 09/05/24 then 3 month SOFR + 3.967%), 6.250%, 09/05/24[3,4,5]	265,000	264,755
The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[3,4,5]	985,000	942,210
The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[3,4,5]	1,190,000	1,176,074
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	1,502,000	1,443,172
Crown Castle, Inc.
4.000%, 03/01/27	1,800,000	1,762,062
Equinix, Inc.
3.200%, 11/18/29	663,000	612,637
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	1,526,000	1,482,696
JPMorgan Chase & Co.
Series X, (6.100% to 10/01/24 then 3 month SOFR + 3.592%), 6.100%, 10/01/24[3,4,5]	275,000	273,425
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	818,000	885,453
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[3,4,5]	959,000	929,620
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	1,374,000	1,350,446
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,226,000	1,212,859
State Street Corp.
Series I, (6.700% to 03/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.613%), 6.700%, 03/15/29[3,4,5]	600,000	600,639

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 18.0% (continued)
Truist Financial Corp., MTN
(4.873% to 01/26/28 then SOFR + 1.435%), 4.873%, 01/26/29[3,4]	$610,000	$607,685
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[3,4]	615,000	633,360
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	1,411,000	1,328,796
Series U, 5.875%, 06/15/25[4,5]	636,000	633,385

Total Financials		21,969,825
Industrials - 3.7%
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	1,141,000	1,166,010
L3Harris Technologies, Inc.
5.050%, 06/01/29	1,233,000	1,246,952
Packaging Corp. of America
5.700%, 12/01/33[1]	640,000	666,765
Parker-Hannifin Corp.
3.250%, 06/14/29	1,573,000	1,475,323

Total Industrials		4,555,050
Technology - 3.1%
Broadcom, Inc.
4.150%, 11/15/30	1,347,000	1,297,505
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,112,000	1,186,183
Microsoft Corp.
2.525%, 06/01/50	1,890,000	1,228,608

Total Technology		3,712,296
Utilities - 1.1%
National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	1,649,000	1,334,145

Total Corporate Bonds and Notes (Cost $53,779,375)		50,414,465
Asset-Backed Securities - 2.6%
American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	630,000	630,025
Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	697,000	686,285
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	650,000	631,111
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	269,057	266,258
Series 2022-7, Class B 5.950%, 01/17/28	625,000	628,024
	Principal Amount	Value

Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3 0.260%, 11/17/25	$39,263	$38,955
Series 2021-B, Class A4 0.530%, 10/15/26	317,000	306,853

Total Asset-Backed Securities (Cost $3,175,129)		3,187,511
Mortgage-Backed Securities - 2.3%
Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	431,574	435,010
DATA Mortgage Trust Series 2023-CNTR, Class A 5.728%, 08/12/43[2,4]	600,000	617,974
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	829,397	756,843
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	483,112	423,301

Morgan Stanley Residential Mortgage Loan Trust Series 2024-1, Class A4 5.500%, 12/25/53[2,4]	531,672	527,212

Total Mortgage-Backed Securities (Cost $2,736,876)		2,760,340
Municipal Bonds - 4.1%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	730,813
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,795,666
JobsOhio Beverage System, Series B Build America Bonds, 4.532%, 01/01/35	1,505,000	1,507,901
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	1,060,000	1,020,447

Total Municipal Bonds (Cost $5,549,282)		5,054,827
U.S. Government and Agency Obligations - 48.6%
Fannie Mae - 21.7%
FNMA
2.000%, 02/01/36	665,012	602,713
3.000%, 06/01/38 to 12/01/50	1,234,337	1,148,942
3.500%, 03/01/30 to 07/01/50	6,741,324	6,316,852
4.000%, 03/01/44 to 01/01/51	6,967,632	6,683,428
4.500%, 04/01/39 to 08/01/52	7,159,058	7,083,789
5.000%, 07/01/47 to 02/01/49	1,658,153	1,672,699
5.500%, 07/01/53	1,789,237	1,791,686
6.500%, 02/01/54	1,128,786	1,174,343

Total Fannie Mae		26,474,452
Freddie Mac - 13.9%
FHLMC
2.500%, 10/01/34	2,116,900	1,966,537

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 13.9% (continued)
FHLMC
3.000%, 11/01/49 to 03/01/50	$3,653,312	$3,256,828
3.500%, 10/01/45	3,220,824	2,996,167
4.000%, 07/01/48 to 09/01/50	1,959,341	1,870,118
5.000%, 07/01/44	971,239	983,829
5.500%, 06/01/53	2,451,450	2,484,208
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	979,663	939,485
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	1,328,999	1,216,026
Series 5297, Class DA 5.000%, 12/25/52	611,297	601,983
Freddie Mac STACR REMICS Trust
Series 2021-HQA3, Class M1 (1 month SOFR + 0.850%), 6.197%, 09/25/41[2,4]	590,842	589,003

Total Freddie Mac		16,904,184
Ginnie Mae - 0.5%
GNMA
Series 2023-111, Class FD (1-month SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.344%, 08/20/53[4]	615,159	614,482
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds
1.875%, 02/15/51	3,558,000	2,148,698
2.250%, 05/15/41	7,147,000	5,354,387
3.125%, 05/15/48	3,734,000	2,996,973
	Principal Amount	Value

U.S. Treasury Bonds
3.500%, 02/15/39	$3,037,000	$2,819,190
3.625%, 02/15/53	1,500,000	1,317,481
U.S. Treasury Notes
3.500%, 02/15/33	640,000	615,350

Total U.S. Treasury Obligations		15,252,079

Total U.S. Government and Agency Obligations (Cost $66,033,177)		59,245,197
Short-Term Investments - 1.4%
Joint Repurchase Agreements - 0.8%[6]
Bank of America Securities, Inc., dated 07/31/24, due 08/01/24, 5.340% total to be received $947,493 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 07/31/26 - 02/15/38, totaling $966,299)	947,352	947,352
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp., dated 07/31/24, due 08/01/24, 5.150% total to be received $796,114 (collateralized by a U.S. Treasury Note, 1.875%, 02/15/32, totaling $812,006)	796,000	796,000

Total Short-Term Investments (Cost $1,743,352)		1,743,352
Total Investments - 100.4% (Cost $133,017,191)		122,405,692
Other Assets, less Liabilities - (0.4)%		(479,049)
Net Assets - 100.0%		$121,926,643

[1]	Some of these securities, amounting to $1,136,231 or 0.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $6,951,875 or 5.7% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$50,414,465	—	$50,414,465
Asset-Backed Securities	—	3,187,511	—	3,187,511
Mortgage-Backed Securities	—	2,760,340	—	2,760,340
Municipal Bonds†	—	5,054,827	—	5,054,827
U.S. Government and Agency Obligations†	—	59,245,197	—	59,245,197
Short-Term Investments
Joint Repurchase Agreements	—	947,352	—	947,352
Repurchase Agreements	—	796,000	—	796,000
Total Investments in Securities	—	$122,405,692	—	$122,405,692

†	All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,136,231	$947,352	$236,610	$1,183,962
The following table summarizes the securities received as collateral for securities lending at July 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.